Stock-Based Compensation - Weighted Average Assumptions In Lattice-Based Binomial Method (Detail)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011
Disclosure of Compensation Related Costs, Share-based Payments [Abstract]
Dividend yield (percent)	3.00%	2.20%
Expected volatility (percent)	34.00%	32.00%
Risk-free interest rate (percent)	1.38%	2.75%
Expected option lives (in years)	6 years 10 months 24 days	6 years 8 months 12 days